Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

        As of December 31, 2014, minimum lease payments under all non-cancellable leases were as follows:

$
Year ending December 31, 2015	37,404,447
Year ending December 31, 2016	33,212,335
Year ending December 31, 2017	27,455,079
Year ending December 31, 2018	26,415,106
Year ending December 31, 2019	22,378,306
Over December 31, 2019	23,500,697

Total minimum lease payments	170,365,970